Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of summary of the carrying amounts and fair values of financial instruments
			December 31, 2017 Fair Value Measurements
	December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$23,325	$23,325	$23,325	$0	$0
Federal funds sold and overnight interest-bearing deposits	39,553	39,553	39,553	0	0
Certificates of deposit in other banks	3,460	3,460	3,460	0	0
Investment in available-for-sale securities	226,542	226,542	1,980	224,562	0
Loans, net	1,057,580	1,058,153	0	0	1,058,153
Investment in FHLB stock	6,390	6,390	0	6,390	0
Mortgage servicing rights	2,713	2,713	0	0	2,713
Cash surrender value - life insurance	2,484	2,484	0	2,484	0
Accrued interest receivable	5,627	5,627	5,627	0	0
	$1,367,674	$1,368,247	$73,945	$233,436	$1,060,866
Liabilities:
Deposits:
Non-interest bearing demand	$245,380	$245,380	$245,380	$0	$0
Savings, interest checking and money market	584,468	584,468	584,468	0	0
Time deposits	295,964	294,778	0	0	294,778
Federal funds purchased and securities sold under agreements to repurchase	27,560	27,560	27,560	0	0
Subordinated notes	49,486	39,692	0	39,692	0
Other borrowings	121,382	121,291	0	121,291	0
Accrued interest payable	554	554	554	0	0
	$1,324,794	$1,313,723	$857,962	$160,983	$294,778

			December 31, 2016 Fair Value Measurements
	December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$25,589	$25,589	$25,589	$0	$0
Federal funds sold and overnight interest-bearing deposits	406	406	406	0	0
Certificates of deposit in other banks	1,000	1,000	1,000	0	0
Investment in available-for-sale securities	214,512	214,512	0	214,512	0
Loans, net	964,143	959,929	0	0	959,929
Investment in FHLB stock	5,149	5,149	0	5,149	0
Mortgage servicing rights	2,584	2,584	0	0	2,584
Cash surrender value -life insurance	2,409	2,409	0	2,409	0
Accrued interest receivable	5,183	5,183	5,183	0	0
	$1,220,975	$1,216,761	$32,178	$222,070	$962,513

			December 31, 2016 Fair Value Measurements
	December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Liabilities:
Deposits:
Non-interest bearing demand	$235,975	$235,975	$235,975	$0	$0
Savings, interest checking and money market	468,731	468,731	468,731	0	0
Time deposits	305,960	304,334	0	0	304,334
Federal funds purchased and securities sold under agreements to repurchase	31,015	31,015	31,015	0	0
Subordinated notes	49,486	33,712	0	33,712	0
Other borrowings	93,392	93,209	0	93,209	0
Accrued interest payable	498	498	498	0	0
	$1,185,057	$1,167,474	$736,219	$126,921	$304,334